Warrant Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Stock Warrants [Abstract]
Warrant Liabilities
Note 9 – Warrant Liabilities:

At September 30, 2013 and June 30, 2013, there were an aggregate of 87,672 warrants included in the fair value of the warrant liabilities.  However, the value of the warrants outstanding at September 30, 2013 and June 30, 2013 was de minimis.

8.     Warrant Liabilities:

The warrant liabilities represent the fair value of Common Stock purchase warrants, which have exercise price reset features and cash settlement features.

The fair value of the warrants that have exercise price reset features is estimated using an adjusted Black-Scholes model.  The Company computes valuations, each quarter, using the Black-Scholes model for such warrants to account for the various possibilities that could occur due to changes in the inputs to the Black-Scholes model as a result of contractually-obligated changes.  The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date.  The Company has an unobservable input for the estimation of the likelihood of a reset occurring, which was estimated to be 75% made up of various reset amounts with probabilities ranging between 10% and 25% per occurrence. These estimates of the likelihood of completing an equity raise that would meet the criteria to trigger the reset provisions are based on numerous factors, including the remaining term of the financial instruments and the Company’s overall financial condition.  As of June 30, 2013, all warrants that had an exercise price reset feature had been exchanged for Common Stock or had expired.

The fair value of the warrants that have cash settlement features were estimated using a probability -weighted Black-Scholes model.  The unobservable input used by the Company on certain warrants was the estimation of the likelihood of a fundamental transaction, as defined in the related agreements, which was estimated to be 50% at June 30, 2013 and 15% at June 30, 2012 and 2011.

Changes in the unobservable input values would have likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement was the estimation of the likelihood of the occurrence of a change to the strike price of the warrants or the occurrence of a fundamental transaction.  A significant increase (decrease) in the this likelihood would have resulted in a higher (lower) fair value measurement.

During the year ended June 30, 2013, the Company issued 369,022 shares of Common Stock in exchange for 396,875 warrants that were included in the computation of warrant liabilities.  In connection with the exchanges, the Company compared the value of the Common Stock issued with the adjusted Black-Scholes value of the warrants exchanged.  The difference in these values resulted in a loss on the settlement of warrant liabilities in the aggregate amount of $1,724,546.  Additionally, the value of the warrants on the dates of the exchanges, in the aggregate amount of $326,205, was reclassified from warrant liabilities to additional paid in capital.

During the fiscal year ended June 30, 2011, the holders of an aggregate of 226,417 warrants amended the terms of their warrants.  As of the dates of the amendments to the warrants, the Black-Scholes value in the amount of $1,173,296 was reclassified from warrant liabilities to equity with the change in fair value from June 30, 2010 through the dates of the amendments being recorded in the consolidated statement of operations.

The Company also recorded a charge of $115,869 during the fiscal year ended June 30, 2011, as a result of the amendment to certain of the warrants that had an exercise price reset feature, whereby the exercise price of $50.00, subject to future adjustments, was reset to $32.00 and would no longer be subject to future adjustments and accordingly are no longer deemed to be liabilities.  The charge of $115,869 represents the difference in the Black-Scholes value of the warrants immediately prior to the amendment and the Black-Scholes value of the warrants immediately after the amendment.

During the fiscal years ended June 30, 2013, 2012 and 2011, the Company revalued all of the remaining warrant liabilities, using the adjusted Black-Scholes and probability-weighted Black-Scholes models.  A gain on the change in fair value of the warrant liabilities in the amount of $371,591, $472,463 and $609,239 was recorded in the Consolidated Statement of Operations for the fiscal years ended June 30, 2013, 2012 and 2011, respectively.

At June 30, 2013 and 2012, there were an aggregate of 87,672 and 213,078 warrants, respectively, included in the fair value of the warrant liabilities. However, the value of the warrants outstanding at June 30, 2013 was de minimis.

The assumptions used to value the warrants were as follows:

	June 30, 2013	June 30, 2012
Warrants issued on December 20, 2007
Estimated life in years	-	0.50
Risk-free interest rate (1)	-	0.15%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$33.00-$36.00
Range of estimated probabilities	-	10% - 50%

Warrants issued on June 30, 2008
Estimated life in years	-	1.00
Risk-free interest rate (1)	-	0.21%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$33.00-$36.00
Range of estimated probabilities	-	10% - 50%

Warrants issued on April 1, 2010
Estimated life in years	1.75	2.75
Risk-free interest rate (1)	0.36%	0.39%
Volatility	72%	78%
Dividend paid	None	None
Estimated probability of a fundamental transaction	50%	15%

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.